INCOME TAX MATTERS (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Disclosure of income tax benefit/(expense)

	2025	2024	2023
Accounting net income/(loss) before tax	3,312	5,372	(8,928)
At Codere Online statutory income tax rate	(563)	(913)	1,518
Tax effect of unrecognized tax losses and permanent differences	(708)	2,783	4,119
Recognition of previously unrecognised tax losses	1,411	(854)	854
Effect of different tax rates in different jurisdictions	(2,157)	(2,478)	22
Income tax benefit/(expense)	(2,017)	(1,462)	6,513
Effective tax rate	(61)%	(27)%	(73)%
Of which -		-
Current tax expense	(2,482)	(2,491)	(1,604)
Deferred tax benefit/(expense)	465	1,029	8,117
Total income tax benefit/(expense)	(2,017)	(1,462)	6,513

Schedule of deferred taxes

	12/31/2023	Recognized in profit or loss	12/31/2024	Recognized in profit or loss	12/31/2025
Deferred tax asset	8,178	1,029	9,207	1,733	10,940
Limitation on deductibility of Spanish CIT	5,986	1,100	7,086	964	8,050
Limitation on deductibility of Spanish CIT – reversals	-	(642)	(643)	(699)	(1,341)
Tax losses carried forward	854	(854)	-	1,411	1,411
Financial expenses deductibility	-	925	925	(925)	-
Share-based payments	1,338	500	1,838	1,459	3,297
Share-based payments – vested shares			-	(477)	(477)
Deferred tax liabilities	-	-	-	(1,268)	(1,268)
Interest receivable	-	-	-	(1,268)	(1,268)

Disclosure of future profits

Entity	Total as of 12/31/2025	Total as of 12/31/2024
SEJO	20,523	22,865
LIFO AenP (Mexico)	22,774	34,072
Codere Online Colombia	5,692	6,368
Codere Online Luxembourg	249,308	242,564